Revenue from contracts with customers - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Contract assets, beginning balance	€ 240.1	€ 131.9
Transferred from contract assets to accounts receivables	(213.2)	(402.0)
Revenue recognized during the year ending in contract assets	275.9	135.1
Transfer between contract assets and liabilities	17.8	375.1
Contract assets, ending balance	320.6	240.1
Contract liabilities
Contract Liabilities, Balance at beginning of the year	16,266.5	17,750.9
Revenue recognized that was included in contract liabilities	(9,047.5)	(11,106.1)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	(61.3)	(24.9)
Remaining performance obligations for which considerations have been received, or for which we have an unconditional right to consideration	11,483.4	9,416.3
Transfer between contract assets and liabilities	17.8	375.1
Other	(462.7)	(144.8)
Contract Liabilities, Balance at end of the year	€ 18,196.2	€ 16,266.5